LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of nonaccrual activity
Beginning balance	$ 1,491	$ 3,833	$ 2,024	$ 4,687	$ 4,687	$ 5,490
Principal payments	(80)	(113)	(209)	(381)	(1,987)	(4,022)
Charge-offs	(6)	(10)	(81)	(418)	(2,065)	(858)
Transfers to OREO		(38)	(282)	(687)	(932)	(1,352)
Transfer to accruing			(137)
Transfers from accruing	1,234	332	1,316	773	2,259	5,388
Other	13	(21)	21	9	62	41
Ending balance	2,652	3,983	2,652	3,983	2,024	4,687
Commercial real estate
Roll-forward of nonaccrual activity
Beginning balance	455	2,963	572	3,071	3,071	2,362
Principal payments	(3)	(31)	(102)	(148)	(1,478)	(1,569)
Charge-offs				(329)	(1,304)	(463)
Transfers to OREO			(26)		(208)	(675)
Transfers from accruing		126		443	443	3,377
Other	2	(1)	10	20	48	39
Ending balance	454	3,057	454	3,057	572	3,071
Commercial, Financial, and Agricultural
Roll-forward of nonaccrual activity
Beginning balance	730	424	811	436	436	1,111
Principal payments	(63)	(66)	(81)	(68)	(319)	(1,385)
Charge-offs			(53)	(72)	(616)
Transfers to OREO					(37)
Transfer to accruing			(10)
Transfers from accruing	1,139	179	1,139	241	1,346	716
Other	2	(20)	2	(20)	1	(6)
Ending balance	1,808	517	1,808	517	811	436
Commercial Construction
Roll-forward of nonaccrual activity
Beginning balance				675	675
Principal payments				(100)	(100)
Transfers to OREO				(580)	(580)
Transfers from accruing						675
Other				5	5
Ending balance						675
One to four family residential real estate
Roll-forward of nonaccrual activity
Beginning balance	299	446	611	505	505	1,997
Principal payments	(14)	(16)	(22)	(65)	(88)	(1,068)
Charge-offs		(6)	(3)	(13)	(141)	(387)
Transfers to OREO		(38)	(256)	(107)	(107)	(662)
Transfer to accruing			(127)
Transfers from accruing	89	14	171	76	434	617
Other	9		9	4	8	8
Ending balance	383	400	383	400	611	505
Consumer
Roll-forward of nonaccrual activity
Beginning balance	7		30
Principal payments			(4)		(2)
Charge-offs	(6)	(4)	(25)	(4)	(4)	(3)
Transfers from accruing	6	13	6	13	36	3
Ending balance	$ 7	$ 9	$ 7	$ 9	$ 30